Non-operating (expenses) / income, net	12 Months Ended
Mar. 31, 2018
Other Income and Expenses [Abstract]
Non-operating (expenses) / income, net
22	Non-operating (expenses) / income, net

Non-operating (expenses) / income, net comprises the following:

	Year Ended March 31,
	2016	2017	2018
	$ in thousands	$ in thousands	$ in thousands

Interest income	15	8	191
Interest expense	(113)	(37)	(72)
Foreign exchange (loss) / gain	(23)	258	(353)

Non-operating (expenses) / income, net	(121)	229	(234)